Other Current Assets (Details) $ in Millions, $ in Millions	Feb. 23, 2026 USD ($)	Feb. 23, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Deposits related to the CRA audits			$ 50.2
Tax receivables			15.2		$ 8.1
Prepaid expenses			2.7		2.5
Debt issue costs			0.4		0.4
Other current assets			68.5		$ 11.0
Cash on deposit total			44.7	$ 61.4
Accrued Interest			$ 5.5	$ 7.5
Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc. | Tax Year 2013 Through 2019
Disclosure of detailed information about business combination [line items]
Proceeds from refund of deposits	$ 30.0	$ 41.2